GREAT HALL INVESTMENT FUNDS, INC.
                           Dain Bosworth Plaza
                          60 South Sixth Street
                       Minneapolis, Minnesota 55402

                            December 1, 1995

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

      Re: Forms of Prospectuses and Statements of Additional Information of Great Hall Investment Funds, Inc. (File Nos. 33-41395 and 811-6340)

Ladies and Gentlemen:

      On November 29, 1995, Great Hall Investment Funds, Inc. (the "Company") filed Post-Effective Amendment No. 7 to the Company's Registration Statement on Form N-1A ("Post-Effective Amendment No. 7) pursuant to Rule 485(b) under the Securities Act of 1933 to become effective automatically on December 1, 1995. Part A of Post-Effective Amendment No. 7 consisted of a Prospectus dated December 1, 1995 of Great Hall Prime Money Market Fund, Great Hall U.S. Government Money Market Fund and Great Hall Tax-Free Money Market Fund (each a series of the Company) and a Prospectus dated December 1, 1995 of Great Hall National Tax-Exempt Fund and Great Hall Minnesota Insured Tax-Exempt Fund (each a series of the Company as well) (the "Prospectuses"). Part B of Post-Effective Amendment No. 7 consisted of two Statements of Additional Information dated December 1, 1995 (the "Statements of Additional Information"), each of which corresponded to the Prospectus for the same series of the Company included in Part A.

      In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, the Company hereby certifies that:

            (a) the form of the final Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 7; and

            (b) the text of Post-Effective Amendment No. 7 was filed electronically under the Electronic Data Gathering, Analysis and Retrieval ("EDGAR") system.

                              Very truly yours,

                              GREAT HALL INVESTMENT FUNDS, INC.


                              By  /s/ Julie K. Getchell
                                  ------------------------------------------
                                  Julie K. Getchell, Chief Financial Officer